Non-controlling interests - Narrative (Details) £ in Millions	12 Months Ended
	Dec. 31, 2024 GBP (£) issuance	Dec. 31, 2023 GBP (£) issuance
Non-controlling interests | Upper Tier 2 instruments
Disclosure of classes of share capital [line items]
Number of instruments or interests issued or issuable | issuance	0	0
Instruments redeemed | £	£ 0	£ 312
Barclays Bank PLC | 6.125% Undated Subordinated Notes | Upper Tier 2 instruments
Disclosure of classes of share capital [line items]
Interest rate	6.125%
Barclays Bank PLC | Barclays Bank PLC
Disclosure of classes of share capital [line items]
Proportion of voting rights held by non-controlling interests	100.00%